Expense Example	Optimum Large Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Optimum Large Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Optimum Large Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Optimum Large Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Optimum Large Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Optimum Large Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Optimum Large Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Optimum Large Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Optimum Large Cap Growth Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum Large Cap Growth Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum Large Cap Growth Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum Large Cap Growth Fund Institutional Class Expense Example, with Redemption, 10 Years	Optimum Large Cap Value Fund Class A Expense Example, with Redemption, 1 Year	Optimum Large Cap Value Fund Class A Expense Example, with Redemption, 3 Years	Optimum Large Cap Value Fund Class A Expense Example, with Redemption, 5 Years	Optimum Large Cap Value Fund Class A Expense Example, with Redemption, 10 Years	Optimum Large Cap Value Fund Class C Expense Example, with Redemption, 1 Year	Optimum Large Cap Value Fund Class C Expense Example, with Redemption, 3 Years	Optimum Large Cap Value Fund Class C Expense Example, with Redemption, 5 Years	Optimum Large Cap Value Fund Class C Expense Example, with Redemption, 10 Years	Optimum Large Cap Value Fund Insitutional Class Expense Example, with Redemption, 1 Year	Optimum Large Cap Value Fund Insitutional Class Expense Example, with Redemption, 3 Years	Optimum Large Cap Value Fund Insitutional Class Expense Example, with Redemption, 5 Years	Optimum Large Cap Value Fund Insitutional Class Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Growth Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Growth Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Growth Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Growth Fund Institutional Class Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Value Fund Class A Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Value Fund Class A Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Value Fund Class A Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Value Fund Class A Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Value Fund Class C Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Value Fund Class C Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Value Fund Class C Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Value Fund Class C Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Value Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Value Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Value Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Value Fund Institutional Class Expense Example, with Redemption, 10 Years	Optimum International Fund Class A Expense Example, with Redemption, 1 Year	Optimum International Fund Class A Expense Example, with Redemption, 3 Years	Optimum International Fund Class A Expense Example, with Redemption, 5 Years	Optimum International Fund Class A Expense Example, with Redemption, 10 Years	Optimum International Fund Class C Expense Example, with Redemption, 1 Year	Optimum International Fund Class C Expense Example, with Redemption, 3 Years	Optimum International Fund Class C Expense Example, with Redemption, 5 Years	Optimum International Fund Class C Expense Example, with Redemption, 10 Years	Optimum International Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum International Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum International Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum International Fund Institutional Class Expense Example, with Redemption, 10 Years	Optimum Fixed Income Fund Class A Expense Example, with Redemption, 1 Year	Optimum Fixed Income Fund Class A Expense Example, with Redemption, 3 Years	Optimum Fixed Income Fund Class A Expense Example, with Redemption, 5 Years	Optimum Fixed Income Fund Class A Expense Example, with Redemption, 10 Years	Optimum Fixed Income Fund Class C Expense Example, with Redemption, 1 Year	Optimum Fixed Income Fund Class C Expense Example, with Redemption, 3 Years	Optimum Fixed Income Fund Class C Expense Example, with Redemption, 5 Years	Optimum Fixed Income Fund Class C Expense Example, with Redemption, 10 Years	Optimum Fixed Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum Fixed Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum Fixed Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum Fixed Income Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	692	946	1,219	1,997	300	625	1,075	2,325	99	315	550	1,222	687	925	1,182	1,914	295	603	1,037	2,243	94	293	509	1,131	724	1,050	1,399	2,381	333	733	1,259	2,701	132	427	743	1,640	714	1,017	1,342	2,259	323	698	1,200	2,581	122	392	682	1,507	704	985	1,287	2,144	312	665	1,145	2,468	111	357	623	1,382	553	772	1,008	1,686	284	569	980	2,127	83	259	450	1,002